Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Leases
13.	Leases
Lessee
Certain of the Company’s investments in real estate are subject to a ground lease. The Company’s ground lease is classified as an operating lease based on the characteristics of the lease. The ground lease was acquired as part of the acquisition of real estate and no incremental costs were incurred for such ground lease. The Company’s ground lease is non-cancelable and does not contain any additional renewal options.
The following table presents the future lease payments due under the Company’s ground lease as of September 30, 2021 ($ in thousands):

Operating Lease
2021 (remaining)	$172
2022	686
2023	686
2024	686
2025	712
Thereafter	27,210

Total undiscounted future lease payments	30,152
Difference between undiscounted cash flows and discounted cash flows	(17,638)

Total lease liability	$12,514

The Company utilized its incremental borrowing rate, which was between 4.5% and 6% to determine its lease liabilities. As of September 30, 2021, the weighted average remaining lease term of the Company’s operating leases was 38 years.
Payments under the Company’s ground leases contain fixed payment components. The Company’s ground lease contained escalations prior to the Company’s hold period.
Lessor
The Company’s rental revenue primarily consists of rent earned from operating leases at the Company’s multifamily, industrial, office, medical office and other properties. Leases at the Company’s industrial, office and medical office properties generally include a fixed base rent and certain leases also contain a variable component. The variable component of the Company’s operating leases at its industrial, office and medical office properties primarily consist of the reimbursement of operating expenses such as real estate taxes, insurance, and common area maintenance costs.
Leases at the Company’s industrial, office, medical office and other properties are generally longer term and may contain extension and termination options at the lessee’s election. The Company’s rental revenue earned from leases at the Company’s multifamily properties primarily consists of a fixed base rent and certain leases contain a variable component that allows for the pass-through of certain operating expenses such as utilities. Leases at the Company’s multifamily properties are short term in nature, generally not greater than 12 months in length.
The following table summarizes the fixed and variable components of the Company’s operating leases ($ in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Fixed lease payments	$136,247	$64,196	$325,242	$164,417
Variable lease payments	15,960	7,700	41,308	22,271

Rental revenue	$152,207	$71,896	$366,550	$186,688

The following table presents the undiscounted future minimum rents the Company expects to receive for its industrial, office, medical office and other properties ($ in thousands) as of September 30, 2021. Leases at the Company’s multifamily properties are short term, generally 12 months or less, and are therefore not included.

Year	Future Minimum Rents
2021(remaining)	$69,631
2022	202,023
2023	189,093
2024	166,671
2025	144,205
Thereafter	522,553

Total	$1,294,176

13.	Leases
Lessee
Certain of the Company’s investments in real estate are subject to a ground lease. The Company’s ground lease is classified as an operating lease based on the characteristics of the lease. The ground lease was acquired as part of the acquisition of real estate and no incremental costs were incurred for such ground lease. The Company’s ground lease is non-cancelable and does not contain any additional renewal options.

The following table presents the future lease payments due under the Company’s ground lease as of December 31, 2020 ($ in thousands):

Year	Operating Leases
2021	$399
2022	399
2023	399
2024	399
2025	399
Thereafter	16,354

Total undiscounted future lease payments	18,349
Difference between undiscounted cash flows and discounted cash flows	11,959

Total lease liability	$6,390

The Company utilized its incremental borrowing rate of 6% to determine its lease liabilities. As of December 31, 2020, the weighted average remaining lease term of the Company’s operating lease was 46 years.
Payments under the Company’s ground lease contain fixed payment components. The Company’s ground lease contained escalations prior to the Company’s hold period.
Lessor
The Company’s rental revenue primarily consists of rent earned from operating leases at the Company’s multifamily, industrial, office and medical office properties. Leases at the Company’s industrial and office properties generally include a fixed base rent and certain leases also contain a variable component. The variable component of the Company’s operating leases at its industrial, office and medical office properties primarily consist of the reimbursement of operating expenses such as real estate taxes, insurance, and common area maintenance costs.
Leases at the Company’s industrial, office and medical office properties are generally longer term and may contain extension and termination options at the lessee’s election. The Company’s rental revenue earned from leases at the Company’s multifamily properties primarily consists of a fixed base rent and certain leases contain a variable component that allows for the pass-through of certain operating expenses such as utilities. Leases at the Company’s multifamily properties are short term in nature, generally not greater than 12 months in length.
The following table summarizes the fixed and variable components of the Company’s operating leases ($ in thousands):

	For the Year Ended December 31,
	2020	2019
Fixed lease payments	$238,897	$46,908
Variable lease payments	34,950	4,882

Rental revenue	$273,847	$51,790

The following table presents the undiscounted future minimum rents the Company expects to receive for its industrial, office and medical office properties as of December 31, 2020 ($ in thousands). Leases at the Company’s multifamily properties are short term, generally 12 months or less, and are therefore not included.

Year	Future Minimum Rents
2021	$129,004
2022	120,778
2023	112,706
2024	99,018
2025	86,304
Thereafter	341,118

Total	$888,928